Cover	Apr. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Apr. 05, 2023
Entity File Number	001-36754
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Central Index Key	0001618835
Entity Tax Identification Number	20-8527075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12400 High Bluff Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	(858)
Local Phone Number	550-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EVFM
Entity Emerging Growth Company	false